ANNUAL REPORT

DECEMBER 31, 2000


Mercury
QA Strategy Series,
Inc.


MERCURY QA STRATEGY
GROWTH AND INCOME FUND

MERCURY QA STRATEGY
LONG-TERM GROWTH FUND

MERCURY QA STRATEGY
ALL-EQUITY FUND



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Mercury QA Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



DEAR SHAREHOLDER

Fiscal Year in Review
We are pleased to provide you with this first annual report for Mercury QA Strategy Series, Inc. Mercury QA Strategy Series, Inc., which is comprised of Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund and Mercury QA Strategy All-Equity Fund, commenced operations on June 2, 2000, when the equity market was just 3% off its 2000 high, but 10% above its 1999 year-end level. As a result, Mercury QA Strategy Series' returns fell along with the market since its inception until year end. In particular, the unmanaged Standard & Poor's (S&P) 500 Index fell 10.6% from June 2, 2000 to December 31, 2000. In comparison, for the same period, All Equity Fund's Class I, Class A, Class B and Class C Shares had total returns of -11.80%, -11.90%, -12.30% and -12.30%, respectively. For the same period, Long-Term Growth Fund's Class I, Class A, Class B and Class C Shares had total returns of -8.94%, -9.07%, -9.53% and -9.48%, respectively, while Growth and Income Fund's Class I, Class A, Class B and Class C Shares had total returns of -5.54%, -5.64%, -6.05% and -6.26%, respectively.
(Investment results shown do not reflect sales charges. Results shown would be lower if a sales charge were included. Complete performance information can be found on pages 5--12 of this report to shareholders.)

The year 2000 was an unusual year in a number of respects:

* Value stocks outperformed growth stocks by the largest amount ever recorded.

* Small cap and mid cap stocks outperformed large cap stocks for the first time since the early 1990s.

* The S&P 500 Index's return was negative for the first time in a decade.

In 2000, the disparity in return between large growth and large value stocks was the largest on record. In fact, growth stocks underperformed value stocks by an incredible 18.4% in the fourth quarter alone and by an astounding 34.6% during the second half of the year. Nothing in the history of the S&P 500 growth and value indexes comes remotely close to this record. The next-worst period for growth stocks occurred in 1976 and 1977, when large cap growth stocks underperformed value stocks by 11.1% for three months and 16.4% for six months.

In 2000, mid cap stocks and small cap stocks outperformed large cap stocks for the first time since 1993. Moreover, prior to 2000, investors in large cap stocks enjoyed much better returns than investors in mid cap and small cap stocks. For example, investors who held portfolios that delivered returns in line with the S&P 500 Index earned 250% from 1995 to 1999, compared with just 182% for mid cap investors and a rather paltry 120% for small cap investors.

In 2000, the S&P 500 Index posted its first negative year since 1990 and only its third negative year since the oil crisis of the 1970s. Surprisingly enough, the S&P 500 Index held a positive return as late as September 14, 2000. Unfortunately, a barrage of earnings warnings delivered during the fourth quarter, combined with the US presidential debacle, sealed the market's fate.

In 2000, we made a number of investment decisions in Mercury QA Strategy Series, Inc.; some worked well, others did not. We decided to allocate assets to small cap and mid cap stocks in all three Funds of Mercury QA Strategy Series, Inc. This decision added value as small cap and mid cap stocks performed outperformed large cap stocks. We also decided to allocate assets to international stocks in all three Funds. This strategy also added value as international stocks performed better than the S&P 500 Index. International stocks benefited tremendously from a year-end rally in the euro relative to the US dollar.

Furthermore, we decided to overweight to stocks relative to bonds in the Long-Term Growth and Growth and Income Funds. This decision hurt the performance of these Funds as US bonds outperformed the S&P 500 Index. We also decided to tilt toward growth industries in the equity component of all three Strategy Funds. This strategy also hurt the performance of the Funds as growth stocks vastly underperformed value stocks.

Market Outlook
In 2001, the big unknown on the horizon is the strength of the US economy. In early January 2001, the Federal Reserve Board cut the Federal Funds rate by 50 basis points (0.50%) underscoring their concern that a negative wealth effect resulting from the falling stock market may spill over into the real economy. We believe this will have a short-term positive effect on the stock market, particularly as the Federal Reserve Board reduced interest rates further at the end of January. However longer term, we believe that earnings reports will determine the direction of the market.

In 2000, liquidity conditions were tight for most of the year. Sharply tighter liquidity, in particular in the United States, has contributed to the difficult environment this year for riskier assets, typified by NASDAQ stocks and high-yield debt. Although current liquidity conditions remain tight, the liquidity outlook has improved markedly, in our opinion.

In 2001, there are a number of factors that support our belief that liquidity conditions are in the process of turning. Federal Reserve Board Chairman Alan Greenspan's comments have become increasingly less hawkish during the last few months, as have those of the European Central Bank. Moreover, the Federal Reserve Board's focus has shifted from inflation to growth, with scope for easing in the event of weaker economic growth. Indeed, if necessary, the Federal Reserve Board could cut interest rates aggressively. In the Federal Open Market Committee meeting on December 19, 2000, the Federal Reserve Board effectively adopted an easing bias, citing diminished inflationary risks and increasing concern over the growth outlook.

There is strong historical evidence to suggest that the liquidity environment for 2001 will propel equity markets higher. However, we believe that it will be obscured by investors' concerns over declining corporate profit growth. Concerns over the profit outlook have been a notable drag on markets since the beginning of September 2000, when the US third quarter "confessions season" began. Expectations have been too optimistic after several good years of corporate earnings growth and investors have increasingly focused on the impact that slower economic growth will have on corporate profit growth.

Not surprisingly, earnings forecasts have been revised sharply downward. In October, analysts were forecasting earnings growth of 16% for the S&P 500 Index for the fourth quarter of 2000 compared to the fourth quarter of 1999. By the beginning of December, the forecast had been cut to 10% and by January 2001 it had been cut further.

The increased uncertainty toward the profit outlook has led to investors becoming increasingly risk averse, and in turn, raising the equity risk premium investors demand for the greater uncertainty of holding equities compared to bonds. This has contributed to the fall in equity markets. As the US economy slows, there is a risk that perceptions change as to the relative profits able to be earned on capital in the United States or, simply, if the stock market provides returns more in line with historical averages and therefore investor returns are not sufficiently high. This could see capital flows into the United States slowing and the cycle could reverse, with the United States unable to fund its current account deficit at current levels.

In Conclusion
We believe we are alert to many of the opportunities and most of the risks that we may face in 2001. We thank you for your continued support of Mercury QAStrategies Series, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director


(Philip Green)
Philip Green
Senior Vice President and
Portfolio Manager
February 6, 2001



December 31, 2000
Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

* CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

* CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

* CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

* CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


December 31, 2000
Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA (CONTINUED)


AGGREGATE TOTAL RETURN--GROWTH AND INCOME FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
Inception (6/02/00)
through 12/31/00                           -5.54%        -10.50%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
Inception (6/02/00)
through 12/31/00                           -6.05%         -9.77%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
Inception (6/02/00)
through 12/31/00                           -5.64%        -10.59%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
Inception (6/02/00)
through 12/31/00                           -6.26%         -7.18%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.




December 31, 2000
Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT--
GROWTH AND INCOME FUND

A line graph depicting the growth of the Growth and Income Fund's
Class I and Class A Shares compared to growth of an investment in the Weighted Index++++. Beginning and ending values are:

                                        6/02/00**         12/00
Mercury QA Strategy Growth and
Income Fund++--Class I Shares*           $ 9,600        $ 8,950
Mercury QA Strategy Growth and
Income Fund++--Class A Shares*           $ 9,600        $ 8,941
Weighted Index++++                       $10,000        $10,160

A line graph depicting the growth of the Growth and Income Fund's
Class B and Class C Shares compared to growth of an investment in the Weighted Index++++. Beginning and ending values are:

                                        6/02/00**         12/00
Mercury QA Strategy Growth and
Income Fund++--Class B Shares*           $10,000        $ 9,023
Mercury QA Strategy Growth and
Income Fund++--Class C Shares*           $10,000        $ 9,281
Weighted Index++++                       $10,000        $10,160


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.
++++This weighted Index is comprised of 55% of the unmanaged
Standard & Poor's Super Composite 1500 Index, which represents 87% of the total US equity market capitalization, and 45% of the Merrill Lynch Aggregate Bond Index Fund Class A Shares, which invests in a portfolio of a statistically selected sample of fixed-income securities and other types of financial instruments. The starting date for the Index in the graphs is from 5/31/00.
Past performance is not indicative of future results.



December 31, 2000
Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)


AGGREGATE TOTAL RETURN--LONG-TERM GROWTH FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
Inception (6/02/00)
through 12/31/00                           -8.94%        -13.72%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
Inception (6/02/00)
through 12/31/00                           -9.53%        -13.13%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
Inception (6/02/00)
through 12/31/00                           -9.07%        -13.84%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
Inception (6/02/00)
through 12/31/00                           -9.48%        -10.38%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


December 31, 2000
Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA (CONTINUED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT--
LONG-TERM GROWTH FUND

A line graph depicting the growth of the Long Term Growth Fund's
Class I and Class A Shares compared to growth of an investment in the Weighted Index++++. Beginning and ending values are:

                                        6/02/00**         12/00
Mercury QA Strategy Long Term Growth
Fund++--Class I Shares*                  $ 9,600        $ 8,628
Mercury QA Strategy Long Term Growth
Fund++--Class A Shares*                  $ 9,600        $ 8,616
Weighted Index++++                       $10,000        $ 9,864

A line graph depicting the growth of the Long Term Growth Fund's
Class B and Class C Shares compared to growth of an investment in the Weighted Index++++. Beginning and ending values are:

                                        6/02/00**         12/00
Mercury QA Strategy Long Term Growth
Fund++--Class B Shares*                  $10,000        $ 8,687
Mercury QA Strategy Long Term Growth
Fund++--Class C Shares*                  $10,000        $ 8,962
Weighted Index++++                       $10,000        $ 9,864

*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.
++++This weighted Index is comprised of 75% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total US equity market capitalization, and 25% of Merrill Lynch Aggregate Bond Index Fund Class A Shares, which invests in a portfolio of a statistically selected sample of fixed-income securities and other types of financial instruments. The starting date for the Index in the graphs is from 5/31/00.
Past performance is not indicative of future results.



December 31, 2000
Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)

AGGREGATE TOTAL RETURN--ALL-EQUITY FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
Inception (6/02/00)
through 12/31/00                          -11.80%        -16.43%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
Inception (6/02/00)
through 12/31/00                          -12.30%        -15.80%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
Inception (6/02/00)
through 12/31/00                          -11.90%        -16.53%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
Inception (6/02/00)
through 12/31/00                          -12.30%        -13.17%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


December 31, 2000
Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT--
ALL EQUITY FUND

A line graph depicting the growth of the All Equity Fund's Class I and Class A Shares compared to growth of an investment in the Weighted Index++++. Beginning and ending values are:

                                        6/02/00**         12/00
Mercury QA Strategy All Equity
Fund++--Class I Shares*                  $ 9,600        $ 8,357
Mercury QA Strategy All Equity
Fund++--Class A Shares*                  $ 9,600        $ 8,347
Weighted Index++++                       $10,000        $ 9,497


A line graph depicting the growth of the All Equity Fund's Class B and Class C Shares compared to growth of an investment in the Weighted Index++++. Beginning and ending values are:

                                        6/02/00**         12/00
Mercury QA Strategy All Equity
Fund++--Class B Shares*                  $10,000        $ 8,419
Mercury QA Strategy All Equity
Fund++--Class C Shares*                  $10,000        $ 8,682
Weighted Index++++                       $10,000        $ 9,497


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds managed or distributed by the investment adviser or one of its affiliates. ++++This unmanaged broad-based Index is comprised of common stocks, representing 87% of the total US equity market capitalization. The starting date for the Index in the graphs is from 5/31/00.
Past performance is not indicative of future results.


December 31, 2000
Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONCLUDED)



RECENT PERFORMANCE RESULTS*
                                                6-Month    Since Inception
As of December 31, 2000                       Total Return   Total Return

Growth and Income Fund Class I                    - 4.87%      - 5.54%
Growth and Income Fund Class A                    - 4.97       - 5.64
Growth and Income Fund Class B                    - 5.29       - 6.05
Growth and Income Fund Class C                    - 5.40       - 6.26
Long-Term Growth Fund Class I                     - 8.02       - 8.94
Long-Term Growth Fund Class A                     - 8.06       - 9.07
Long-Term Growth Fund Class B                     - 8.52       - 9.53
Long-Term Growth Fund Class C                     - 8.47       - 9.48
All-Equity Fund Class I                           -10.64       -11.80
All-Equity Fund Class A                           -10.65       -11.90
All-Equity Fund Class B                           -11.05       -12.30
All-Equity Fund Class C                           -11.05       -12.30


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Funds commenced operations on 6/02/00.


December 31, 2000
Mercury QA Strategy Series, Inc.

SCHEDULE OF INVESTMENTS
MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND

                           Shares                                                                   In US Dollars
                            Held                 Mutual Funds                                           Value
Mutual Funds--            197,550    Mercury QA International Fund (Class I)                        $  1,762,146
56.7%                     800,678    Mercury QA Large Cap Core Fund (Class I)                          6,789,747
                          201,831    Mercury QA Large Cap Growth Fund (Class I)                        1,529,877
                          204,839    Mercury QA Large Cap Value Fund (Class I)                         2,013,572
                          150,846    Mercury QA Mid Cap Fund (Class I)                                 1,540,137
                          133,885    Mercury QA Small Cap Fund (Class I)                               1,357,598

                                     Total Investments in Mutual Funds
                                     (Cost--$16,399,515)                                              14,993,077

                          Face
                         Amount                         Short-Term Securities

US Government        $  2,234,000    Federal Home Loan Mortgage Corporation,
Agency                               5.70% due 1/02/2001                                               2,232,939
Obligations*--8.4%

                                     Total Investments in Short-Term Securities
                                     (Cost--$2,232,939)                                                2,232,939

                                     Total Investments
                                     (Cost--$18,632,454)--65.1%                                       17,226,016
                                     Investment in Master Aggregate
                                     Bond Index Series
                                     (Cost--$8,845,194)--34.3%                                         9,070,286
                                     Variation Margin on Financial
                                     Futures Contracts**--0.0%                                           (1,125)
                                     Other Assets Less Liabilities--0.6%                                 157,203
                                                                                                   -------------
                                     Net Assets--100.0%                                            $  26,452,380
                                                                                                   =============


*Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of December 31, 2000 were as follows:

Number of                                    Expiration
Contracts               Issue                   Date           Value

       3   S&P 500 Financial Futures Index   March 2001  $    1,001,250

Total Financial Futures Contracts Purchased
(Contract Price--$1,000,664)                             $    1,001,250
                                                         ==============


See Notes to Financial Statements.


December 31, 2000
Mercury QA Strategy Series, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)
MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND

                           Shares                                                                    In US Dollars
                            Held                      Mutual Funds                                       Value
Mutual Funds--            301,069    Mercury QA International Fund (Class I)                        $  2,685,536
75.3%                   1,239,437    Mercury QA Large Cap Core Fund (Class I)                         10,510,421
                          328,507    Mercury QA Large Cap Growth Fund (Class I)                        2,490,082
                          358,097    Mercury QA Large Cap Value Fund (Class I)                         3,520,097
                          230,478    Mercury QA Mid Cap Fund (Class I)                                 2,353,183
                          204,585    Mercury QA Small Cap Fund (Class I)                               2,074,492

                                     Total Investments in Mutual Funds
                                     (Cost--$26,053,388)                                              23,633,811

                           Face
                          Amount                   Short-Term Securities

US Government        $    725,000    Federal Home Loan Banks, 6.43%
Agency                               due 1/04/2001                                                       724,353
Obligations*--          1,944,000    Federal Home Loan Mortgage Corporation,
8.5%                                 5.70% due 1/02/2001                                               1,943,077

                                     Total Investments in Short-Term Securities
                                     (Cost--$2,667,430)                                                2,667,430

                                     Total Investments
                                     (Cost--$28,720,818)--83.8%                                       26,301,241

                                     Investment in Master Aggregate
                                     Bond Index Series
                                     (Cost--$4,353,849)--14.1%                                         4,431,479

                                     Variation Margin on Financial
                                     Futures Contracts**--(0.1%)                                        (34,250)

                                     Other Assets Less Liabilities--2.2%                                 695,633
                                                                                                   -------------
                                     Net Assets--100.0%                                            $  31,394,103
                                                                                                   =============


*Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of December 31, 2000 were as follows:

Number of                                    Expiration
Contracts               Issue                   Date           Value

  5        S&P 500 Financial Futures Index   March 2001  $    1,668,750

Total Financial Futures Contracts Purchased
(Contract Price--$1,699,413)                             $    1,668,750
                                                         ==============


See Notes to Financial Statements.


December 31, 2000
Mercury QA Strategy Series, Inc.

SCHEDULE OF INVESTMENTS (CONCLUDED)
MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND

                           Shares                                                                  In US Dollars
                            Held                      Mutual Funds                                     Value
Mutual Funds--            750,987    Mercury QA International Fund (Class I)                        $  6,698,799
97.3%                   3,104,734    Mercury QA Large Cap Core Fund (Class I)                         26,328,148
                          786,459    Mercury QA Large Cap Growth Fund (Class I)                        5,961,362
                          907,602    Mercury QA Large Cap Value Fund (Class I)                         8,921,723
                          580,614    Mercury QA Mid Cap Fund (Class I)                                 5,928,064
                          480,455    Mercury QA Small Cap Fund (Class I)                               4,871,818

                                     Total Investments in Mutual Funds
                                     (Cost--$64,422,293)                                              58,709,914

                           Face
                          Amount               Short-Term Securities
Commercial            $   673,000    General Motors Acceptance Corp.,
Paper*--1.1%                         6.75% due 1/02/2001                                                 672,621

                                     Total Investments in Short-Term Securities
                                     (Cost--$672,621)                                                    672,621

                                     Total Investments
                                     (Cost--$65,094,914)--98.4%                                       59,382,535

                                     Variation Margin on Financial
                                     Futures Contracts**--0.0%                                           (3,250)

                                     Other Assets Less Liabilities--1.6%                                 977,540

                                     Net Assets--100.0%                                            $  60,356,825
                                                                                                   =============


*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of December 31, 2000 were as follows:

Number of                                    Expiration
Contracts               Issue                   Date           Value

       2   S&P 500 Financial Futures Index   March 2001   $     667,500

Total Financial Futures Contracts Purchased
(Contract Price--$671,719)                                $     667,500
                                                          =============

See Notes to Financial Statements.


December 31, 2000
Mercury QA Strategy Series, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                                                     GROWTH AND              LONG-TERM
MERCURY QA STRATEGY SERIES, INC.                                                    INCOME FUND             GROWTH FUND
Assets:
Investments in underlying funds, at value*                                         $   17,226,016           $ 26,301,241
Investment in Master Aggregate Bond Index Series, at value**                            9,070,286              4,431,479
Cash                                                                                           --                216,140
Cash on deposit for financial futures contracts                                           231,448                342,731
Receivables:
      Investment adviser                                                                  121,082                164,898
      Capital shares sold                                                                  78,042                141,215
      Securities sold                                                                     100,000                     --
Prepaid registration fees                                                                  73,867                 81,450
                                                                                   --------------           ------------
Total assets                                                                           26,900,741             31,679,154
                                                                                   --------------           ------------

Liabilities:
Payables:
      Custodian bank                                                                      213,386                     --
      Distributor                                                                          18,675                 21,488
      Variation margin                                                                      1,125                 34,250
      Capital shares redeemed                                                              13,361                     72
Accrued expenses                                                                          201,814                229,241
                                                                                   --------------           ------------
Total liabilities                                                                         448,361                285,051
                                                                                   --------------           ------------

Net Assets:
Net assets                                                                         $   26,452,380           $ 31,394,103
                                                                                   --------------           ------------

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
      166,666,667 shares authorized                                                $           15           $         28
Class A Shares of Common Stock, $.0001 par value,
      166,666,667 shares authorized                                                            16                     17
Class B Shares of Common Stock, $.0001 par value,
      166,666,667 shares authorized                                                            88                    128
Class C Shares of Common Stock, $.0001 par value,
      166,666,667 shares authorized                                                           165                    175
Paid-in capital in excess of par                                                       28,108,398             34,343,905
Undistributed investment income--net                                                           --                  2,289
Accumulated realized capital losses on investments--net                                 (475,542)              (579,829)
Unrealized depreciation on investments--net                                           (1,180,760)            (2,372,610)
                                                                                   ==============           ============
Net assets                                                                         $   26,452,380           $ 31,394,103
                                                                                   ==============           ============

Net Asset Value:
Class I:   Net assets                                                              $    1,379,156           $  2,538,311
                                                                                   ==============           ============
           Shares outstanding                                                             147,756                281,147
                                                                                   ==============           ============
           Net asset value                                                         $         9.33           $       9.03
                                                                                   ==============           ============
Class A:   Net assets                                                              $    1,476,338           $  1,545,373
                                                                                   ==============           ============
           Shares outstanding                                                             158,221                171,176
                                                                                   ==============           ============
           Net asset value                                                         $         9.33           $       9.03
                                                                                   ==============           ============
Class B:   Net assets                                                              $    8,221,380           $ 11,546,486
                                                                                   ==============           ============
           Shares outstanding                                                             882,310              1,279,529
                                                                                   ==============           ============
           Net asset value                                                         $         9.32           $       9.02
                                                                                   ==============           ============
Class C:   Net assets                                                              $   15,375,506           $ 15,763,933
                                                                                   ==============           ============
           Shares outstanding                                                           1,652,878              1,747,837
                                                                                   ==============           ============
           Net asset value                                                         $         9.30           $       9.02
                                                                                   ==============           ============


*Identified cost                                                                   $   18,632,454           $ 28,720,818
                                                                                   ==============           ============
**Identified cost                                                                  $    8,845,194           $  4,353,849
                                                                                   ==============           ============



See Notes to Financial Statements.


DECEMBER 31, 2000
MERCURY QA STRATEGY SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES  (CONCLUDED)
As of December 31, 2000
                                                                                        ALL-EQUITY
MERCURY QA STRATEGY SERIES, INC.                                                           FUND
Assets:
Investments in underlying funds, at value*                                           $ 59,382,535
Cash                                                                                           56
Cash on deposit for financial futures contracts                                           666,026
Receivables:
      Capital shares sold                                                                 332,261
      Investment adviser                                                                  238,234
      Securities sold                                                                     200,000
Prepaid registration fees and other assets                                                114,008
                                                                                     ------------
Total assets                                                                           60,933,120
                                                                                     ------------

Liabilities:
Payables:
      Capital shares redeemed                                                             340,924
      Distributor                                                                          42,176
      Variation margin                                                                      3,250
Accrued expenses                                                                          189,945
                                                                                     ------------
Total liabilities                                                                         576,295
                                                                                     ------------

Net Assets:
Net assets                                                                           $ 60,356,825
                                                                                     ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
166,666,667 shares authorized                                                        $         61
Class A Shares of Common Stock, $.0001 par value,
166,666,667 shares authorized                                                                  44
Class B Shares of Common Stock, $.0001 par value,
166,666,667 shares authorized                                                                 275
Class C Shares of Common Stock, $.0001 par value,
166,666,667 shares authorized                                                                 307
Paid-in capital in excess of par                                                       68,167,547
Accumulated realized capital losses on investments--net                               (2,094,811)
Unrealized depreciation on investments--net                                           (5,716,598)
                                                                                     ============
Net assets                                                                           $ 60,356,825
                                                                                     ============

Net Asset Value:
Class I:   Net assets                                                                $  5,405,656
                                                                                     ============
           Shares outstanding                                                             612,542
                                                                                     ============
           Net asset value                                                           $       8.82
                                                                                     ============
Class A:   Net assets                                                                $  3,860,267
                                                                                     ============
           Shares outstanding                                                             438,060
                                                                                     ============
           Net asset value                                                           $       8.81
                                                                                     ============
Class B:   Net assets                                                                $ 24,147,824
                                                                                     ============
           Shares outstanding                                                           2,752,335
                                                                                     ============
           Net asset value                                                           $       8.77
                                                                                     ============
Class C:   Net assets                                                                $ 26,943,078
                                                                                     ============
           Shares outstanding                                                           3,070,964
                                                                                     ============
           Net asset value                                                           $       8.77
                                                                                     ============

*Identified cost                                                                     $ 65,094,914
                                                                                     ============


See Notes to Financial Statements.



DECEMBER 31, 2000

MERCURY QA STRATEGY SERIES, INC.


STATEMENTS OF OPERATIONS
For the Period June 2, 2000++ to December 31, 2000
MERCURY QA STRATEGY SERIES, INC.
                                                                               GROWTH AND      LONG-TERM     ALL-EQUITY
                                                                               INCOME FUND    GROWTH FUND       FUND
Investment Income:
Interest and discount earned                                                   $   158,806    $   159,228    $   163,556
Dividends from underlying funds                                                      5,296          7,372         15,231
Income allocated from the Series                                                   177,875         94,833             --
Expenses allocated from the Series                                                 (3,046)        (1,648)             --
                                                                               -----------    -----------    -----------
Total income and net investment income from
the Series                                                                         338,931        259,785        178,787
                                                                               -----------    -----------    -----------

Expenses:
Account maintenance and distribution
fees--Class C                                                                       65,068         70,697        141,535
Registration fees                                                                   74,932         56,899         91,576
Account maintenance and distribution
fees--Class B                                                                       33,129         57,530        132,606
Administrative fees                                                                 38,477         51,369        110,295
Offering costs                                                                      18,688         29,047         83,121
Accounting services                                                                 34,915         55,527         18,530
Investment advisory fees                                                            16,490         22,015         47,269
Custodian fees                                                                      10,326          8,800         10,514
Transfer agent fees--Class C                                                         3,109          6,015         12,656
Transfer agent fees--Class B                                                         1,643          4,734         11,379
Printing and shareholder reports                                                     3,000          8,000          4,000
Professional fees                                                                    5,993          5,993             --
Account maintenance fees--Class A                                                    1,532          1,978          4,374
Directors' fees and expenses                                                           697          1,183          2,771
Transfer agent fees--Class I                                                           244            805          1,867
Transfer agent fees--Class A                                                           267            605          1,385
Other                                                                                  250            500            436
                                                                               -----------    -----------    -----------
Total expenses before reimbursement                                                308,760        381,697        674,314
Reimbursement of expenses                                                        (176,050)      (238,282)      (395,798)
                                                                               -----------    -----------    -----------
Total expenses after reimbursement                                                 132,710        143,415        278,516
                                                                               -----------    -----------    -----------
Investment income (loss)--net                                                      206,221        116,370       (99,729)
                                                                               -----------    -----------    -----------

Realized & Unrealized Gain (Loss) on
Investments--Net:
Realized loss on investments--net                                                (494,997)      (589,987)    (2,094,811)
Realized gain from the Series--net                                                  20,365         10,664             --
Unrealized depreciation on investments--net                                    (1,405,852)    (2,450,240)    (5,716,598)
Unrealized appreciation from the Series--net                                       225,092         77,630             --
                                                                               -----------    -----------    -----------
Net Decrease in Net Assets Resulting from
Operations                                                                    $(1,449,171)   $(2,835,563)   $(7,911,138)
                                                                               ===========    ===========    ===========

++Commencement of operations.

See Notes to Financial Statements.


December 31, 2000
Mercury QA Strategy Series, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS
For the Period June 2, 2000++ to December 31, 2000
MERCURY QASTRATEGY SERIES, INC.
                                                                                 GROWTH AND     LONG-TERM      ALL-EQUITY
INCREASE (DECREASE) IN NET ASSETS:                                              INCOME FUND    GROWTH FUND        FUND
Operations:
Investment income (loss)--net                                                  $   206,221    $   116,370   $   (99,729)
Realized loss on investments--net                                                (494,997)      (589,987)    (2,094,811)
Realized gain from the Series--net                                                  20,365         10,664             --
Unrealized depreciation on investments--net                                    (1,405,852)    (2,450,240)    (5,716,598)
Unrealized appreciation from the Series--net                                       225,092         77,630             --
                                                                               -----------    -----------    -----------
Net decrease in net assets resulting from
operations                                                                     (1,449,171)    (2,835,563)    (7,911,138)
                                                                               -----------    -----------    -----------
Dividends to Shareholders:
Investment income--net:
      Class I                                                                     (15,731)       (19,831)             --
      Class A                                                                     (15,943)       (10,131)             --
      Class B                                                                     (60,328)       (33,307)             --
      Class C                                                                    (114,219)       (52,979)             --
In excess of investment income--net:
      Class I                                                                        (443)             --             --
      Class A                                                                        (449)             --             --
      Class B                                                                      (1,699)             --             --
      Class C                                                                      (3,217)             --             --
                                                                               -----------    -----------    -----------
Net decrease in net assets resulting from
dividends to shareholders                                                        (212,029)      (116,248)             --
                                                                               -----------    -----------    -----------
Capital Share Transactions:
Net increase in net assets derived from capital
share transactions                                                              28,013,580     34,245,914     68,167,963
                                                                               -----------    -----------    -----------
Net Assets:
Total increase in net assets                                                    26,352,380     31,294,103     60,256,825
Beginning of period                                                                100,000        100,000        100,000
End of period*                                                                 $26,452,380    $31,394,103    $60,356,825
                                                                               ===========    ===========    ===========
*Undistributed investment income--net                                          $        --    $     2,289    $        --
                                                                               ===========    ===========    ===========


++Commencement of operations.

See Notes to Financial Statements.


December 31, 2000
Mercury QA Strategy Series, Inc.

FINANCIAL HIGHLIGHTS
MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                For the Period June 2, 2000++ to
                                                                                        December 31, 2000
Increase (Decrease) in Net Asset Value:                               Class I         Class A        Class B        Class C
Per Share Operating Performance:
Net asset value, beginning of period                                  $  10.00       $  10.00       $  10.00       $  10.00
                                                                     --------       --------       --------        --------
Investment income--net                                                     .11            .10            .07            .07
Realized and unrealized loss on
investments--net                                                          (.67)          (.67)          (.68)          (.70)
                                                                     --------       --------       --------        --------
Total from investment operations                                          (.56)          (.57)          (.61)          (.63)
                                                                     --------       --------       --------        --------
Less dividends:
       Investment income--net                                             (.11)          (.10)          (.07)          (.07)
       In excess of investment income--net                           --++++++       --++++++       --++++++       --++++++
                                                                     --------       --------       --------        --------
Total dividends                                                           (.11)          (.10)          (.07)          (.07)
                                                                     --------       --------       --------        --------
Net asset value, end of period                                        $   9.33       $   9.33       $   9.32       $   9.30
                                                                     ========       ========       ========        ========

Total Investment Return:**
Based on net asset value per share                                       (5.54%)+++     (5.64%)+++     (6.05%)+++     (6.26)+++
                                                                     ========       ========       ========        ========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                         .32%*          .57%*         1.33%*         1.33%*
                                                                     ========       ========       ========        ========
Expenses++++                                                              1.92%*         2.19%*         2.95%*         2.92%*
                                                                     ========       ========       ========        ========
Investment income--net                                                    2.97%*         2.68%*         1.81%*         1.74%*
                                                                     ========       ========       ========        ========

Supplemental Data:
Net assets, end of period (in thousands)                              $  1,379       $  1,476       $  8,221       $ 15,376
                                                                     ========       ========       ========        ========
Portfolio turnover                                                       21.61%         21.61%         21.61%         21.61%
                                                                     ========       ========       ========        ========



*Annualized.
**Total investment returns exclude the effects of sales charges.
+++Aggregate total investment return.
++Commencement of operations.
++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.36% to 1.75%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
++++++Amount is less than $.01 per share.

See Notes to Financial Statements.


December 31, 2000
Mercury QA Strategy Series, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY QASTRATEGY SERIES, INC.--LONG-TERM GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                For the Period June 2, 2000++ to
                                                                                        December 31, 2000
Increase (Decrease) in Net Asset Value:                                Class I        Class A        Class B        Class C
Per Share Operating Performance:
Net asset value, beginning of period                                  $  10.00       $  10.00       $  10.00       $  10.00
                                                                     --------       --------       --------        --------
Investment income--net                                                     .06            .07            .04            .03
Realized and unrealized loss on
investments--net                                                          (.96)          (.98)          (.99)          (.98)
                                                                     --------       --------       --------        --------
Total from investment operations                                          (.90)          (.91)          (.95)          (.95)
                                                                     --------       --------       --------        --------
Less dividends from investment income--net                                (.07)          (.06)          (.03)          (.03)
                                                                     --------       --------       --------        --------
Net asset value, end of period                                        $   9.03       $   9.03       $   9.02       $   9.02
                                                                     ========       ========       ========        ========

Total Investment Return:**
Based on net asset value per share                                     (8.94%)+++     (9.07%)+++     (9.53%)+++      (9.48%)+++
                                                                     ========       ========       ========        ========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                         .09%*          .35%*         1.10%*         1.10%*
                                                                     ========       ========       ========        ========
Expenses++++                                                              1.71%*         1.97%*         2.73%*         2.72%*
                                                                     ========       ========       ========        ========
Investment income--net                                                   1.71%*         1.46%*          .72%*          .64%*
                                                                     ========       ========       ========        ========

Supplemental Data:
Net assets, end of period (in thousands)                             $  2,538        $  1,545      $ 11,547        $ 15,764
                                                                     ========       ========       ========        ========
Portfolio turnover                                                      23.01%         23.01%         23.01%         23.01%
                                                                     ========       ========       ========        ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
+++Aggregate total investment return.
++Commencement of operations.
++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.36% to 1.75%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
See Notes to Financial Statements.


December 31, 2000
Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                For the Period June 2, 2000++ to
                                                                                        December 31, 2000
Increase (Decrease) in Net Asset Value:                                Class I        Class A        Class B       Class C
Per Share Operating Performance:
Net asset value, beginning of period                                  $  10.00       $  10.00       $  10.00       $  10.00
                                                                     --------       --------       --------        --------
Investment income (loss)--net                                              .02            .01           (.02)          (.02)
Realized and unrealized loss--net                                        (1.20)         (1.20)         (1.21)         (1.21)
                                                                     --------       --------       --------        --------
Total from investment operations                                         (1.18)         (1.19)         (1.23)         (1.23)
                                                                     --------       --------       --------        --------
Net asset value, end of period                                        $   8.82       $   8.81       $   8.77        $  8.77
                                                                     ========       ========       ========        ========

Total Investment Return:**
Based on net asset value per share                                    (11.80%)+++    (11.90%)+++    (12.30%)+++     (12.30%)+++
                                                                     ========       ========       ========        ========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                       .00*           .24%*         1.00%*         1.00%*
                                                                     ========       ========       ========        ========
Expenses++++                                                            1.26%*         1.50%*         2.25%*         2.26%*
                                                                     ========       ========       ========        ========
Investment income (loss)--net                                            .53%*          .35%*         (.42%)*        (.44%)*
                                                                     ========       ========       ========        ========

Supplemental Data:
Net assets, end of period (in thousands)                             $  5,406        $  3,860       $ 24,148        $ 26,943
                                                                     ========       ========       ========        ========
Portfolio turnover                                                      46.57%         46.57%         46.57%         46.57%
                                                                     ========       ========       ========        ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
+++Aggregate total investment return.
++Commencement of operations.
++++Amounts do not include expenses of the Underlying Funds. The expense ratios of the Underlying Funds range from approximately
1.36% to 1.75%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

See Notes to Financial Statements.


December 31, 2000
Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS

MERCURY QA STRATEGY SERIES, INC.

1. Significant Accounting Policies:
Mercury QA Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of three separate funds: Mercury QA Strategy Growth and Income Fund ("Growth and Income Fund"), Mercury QA Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Mercury QA Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds") managed or distributed by Mercury Advisors ("Mercury Advisors"), or one of its affiliates. The Growth and Income and Long-Term Growth Funds invest a portion of their assets in Master Aggregate Bond Index Series (the "Series") of Quantitative Master Series Trust. The value of each Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is impacted by the performance of the Series. The percentage of the Series owned by the Growth and Income Fund and the Long-Term Growth Fund at December 31, 2000 was 2.9% and 1.4%, respectively. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on June 2, 2000, the Funds had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of each Fund on February 25, 2000 to Mercury Advisors, a division of Fund Asset Management, L.P. ("FAM"), for $100,000 per Fund. Each Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Investments in the Series are valued according to each Fund's proportionate interest in the Series. Portfolio securities of the Funds, the Underlying Funds and the Series that are traded on stock exchanges are valued at the last sale price, on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Options--Each Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired, or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments. Forward foreign exchange contracts--Each Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income, including dividend income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Growth and Income and Long-Term Growth Funds' income includes each Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of each Fund. Realized gains and losses on security transactions are determined on the identified cost basis. The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. As of December 31, 2000, no debt securities were held by the Funds.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds, but do include the Growth and Income and Long-Term Growth Funds' share of the Series allocated expenses. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for futures transactions and post-October losses.

(h) Custodian bank--The Growth and Income Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed security trade which settled the next day.

(i) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Mercury Advisors is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.

For the period June 2, 2000 to December 31, 2000, Mercury Advisors earned advisory fees of $16,490, $22,015 and $47,269 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, all of which was waived. In addition, Mercury Advisors reimbursed additional expenses of $159,560, $216,267 and $348,529 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively.

The Corporation has also entered into an Administrative Agreement with Mercury Advisors. The Corporation pays a monthly fee at an annual rate of .35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                             Account
                                         Maintenance Fee     Distribution Fee

Class A                                        .25%              --
Class B                                        .25%              .75%
Class C                                        .25%              .75%



Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period June 2, 2000 to December 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class I and Class A Shares as follows:

                           Growth and        Long-Term        All-Equity
                          Income Fund       Growth Fund          Fund
Class I:

      FAMD                     --                --          $      63
      MLPF&S                   --                --          $   1,187

Class A:
      FAMD                  $ 3,195           $ 2,231         $  4,209
      MLPF&S                $67,854           $80,313         $153,090


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:

                                              Class B         Class C
Growth and Income Fund                       $ 2,044           $ 1,752
Long-Term Growth Fund                        $13,881           $ 2,700
All-Equity Fund                              $16,210           $14,753


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

Accounting services were provided to the Corporation by Mercury
Advisors.

Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period June 2, 2000 to December 31, 2000 were as follows:

                                             Purchases         Sales
Growth and Income Fund                     $28,279,176    $  2,929,884
Long-Term Growth Fund                      $35,169,357   $   4,411,741
All-Equity Fund                            $87,116,845    $ 20,912,920


Net realized gains (losses) for the period June 2, 2000 to December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

                                              Realized       Unrealized
GROWTH AND INCOME FUND                     Gains (Losses)  Gains (Losses)
Long-term investments                     $  (279,412)    $  (1,181,346)
Short-term investments                              42                --
Financial futures contracts                  (195,262)               586
                                           -----------     -------------
Total                                     $  (474,632)    $  (1,180,760)
                                           ===========     =============

                                              Realized       Unrealized
LONG-TERM GROWTH FUND                      Gains (Losses)      Losses
Long-term investments                     $  (443,563)    $  (2,341,947)
Short-term investments                              96                --
Financial futures contracts                  (135,856)          (30,663)
                                           -----------     -------------
Total                                     $  (579,323)    $  (2,372,610)
                                           ===========     =============

                                              Realized       Unrealized
ALL-EQUITY FUND                                Losses          Losses
Long-term investments                    $ (1,781,633)    $  (5,712,379)
Short-term investments                           (173)                --
Financial futures contracts                  (313,005)           (4,219)
                                           -----------     -------------
Total                                     $(2,094,811)    $  (5,716,598)
                                           ===========     =============


As of December 31, 2000, net unrealized depreciation and the aggregate cost of investments for Federal income tax purposes were as follows:

                            Gross          Gross          Net          Aggregate
                          Unrealized     Unrealized    Unrealized     Cost of
                         Appreciation   Depreciation  Depreciation  Investments
Growth and Income Fund    $ 232,021   $(1,638,343)   $(1,406,322)  $ 27,702,624

Long-Term Growth Fund     $  76,268   $(2,643,132)   $(2,566,864)  $ 33,299,584

All-Equity Fund           $   1,348   $(6,635,734)   $(6,634,386)  $ 66,016,921


4 Capital Share Transactions:
Net increase in net assets derived from capital share transactions for the period June 2, 2000 to December 31, 2000 were as follows:
Growth and Income Fund                                     $  28,013,580
Long-Term Growth Fund                                      $  34,245,914
All-Equity Fund                                            $  68,167,963




Transactions in capital shares for each class were as follows:
GROWTH AND INCOME FUND
Class I Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                   146,697      $   1,453,574
Shares issued to shareholders
in reinvestment of dividends                    1,152             10,445
Total issued                                  147,849          1,464,019
Shares redeemed                               (2,586)           (24,597)
                                           -----------     -------------
Net increase                                  145,263      $   1,439,422
                                           ===========     =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



GROWTH AND INCOME FUND
Class A Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                   181,071      $   1,789,436
Shares issued to shareholders in
reinvestment of dividends                       1,085              9,846
Total issued                                  182,156          1,799,282
Shares redeemed                              (26,435)          (260,980)
                                           -----------     -------------
Net increase                                  155,721      $   1,538,302
                                           ===========     =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


GROWTH AND INCOME FUND
Class B Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                   930,498       $  9,194,044
Shares issued to shareholders in
reinvestment of dividends                       3,961             35,887
Total issued                                  934,459          9,229,931
Shares redeemed                              (54,649)          (538,025)
                                           -----------     -------------
Net increase                                  879,810      $   8,691,906
                                           ===========     =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


GROWTH AND INCOME FUND
Class C Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                 1,681,170      $  16,655,759
Shares issued to shareholders in
reinvestment of dividends                       9,500             85,882
Total issued                                1,690,670         16,741,641
Shares redeemed                              (40,292)          (397,691)
                                           -----------     -------------
Net increase                                1,650,378      $  16,343,950
                                           ===========     =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


LONG-TERM GROWTH FUND
Class I Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                   299,903       $  2,945,104
Shares issued to shareholders in
reinvestment of dividends                       2,223             19,335
Total issued                                  302,126          2,964,439
Shares redeemed                              (23,479)          (220,587)
                                           -----------     -------------
Net increase                                  278,647      $   2,743,852
                                           ===========     =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

LONG-TERM GROWTH FUND
Class A Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                   202,442      $   2,025,232
Shares issued to shareholders in
reinvestment of dividends                       1,098              9,554
Total issued                                  203,540          2,034,786
Shares redeemed                              (34,864)          (342,701)
                                           -----------     -------------
Net increase                                  168,676      $   1,692,085
                                           ===========     =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



LONG-TERM GROWTH FUND
Class B Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                 1,330,942       $ 13,147,180
Shares issued to shareholders in
reinvestment of dividends                       3,518             30,570
Total issued                                1,334,460         13,177,750
Shares redeemed                              (57,431)          (539,702)
                                           -----------     -------------
Net increase                                1,277,029      $  12,638,048
                                           ===========     =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


LONG-TERM GROWTH FUND
Class C Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                 1,809,774       $ 17,795,723
Shares issued to shareholders in
reinvestment of dividends                       5,459             47,436
Total issued                                1,815,233         17,843,159
Shares redeemed                              (69,896)          (671,230)
                                           -----------     -------------
Net increase                                1,745,337      $  17,171,929
                                           ===========      ============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


ALL-EQUITY FUND
Class I Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                   660,326      $   6,495,301
Shares redeemed                              (50,284)          (485,506)
                                           -----------     -------------
Net increase                                  610,042      $   6,009,795
                                           ===========     =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


ALL-EQUITY FUND
Class A Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                   541,246      $   5,241,510
Shares redeemed                             (105,686)        (1,020,569)
                                           -----------     -------------
Net increase                                  435,560      $   4,220,941
                                           ===========     =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

ALL-EQUITY FUND
Class B Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                 2,973,305       $ 29,442,525
Shares redeemed                             (223,470)        (2,019,182)
                                           -----------     -------------
Net increase                                2,749,835      $  27,423,343
                                           ===========     =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



ALL-EQUITY FUND
Class C Shares for the Period June 2, 2000++                   Dollar
to December 31, 2000                           Shares          Amount
Shares sold                                 3,414,531       $ 33,693,026
Shares redeemed                             (346,067)        (3,179,142)
                                           -----------     -------------
Net increase                                3,068,464      $  30,513,884
                                           ===========     =============

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



5. Capital Loss Carryforward:
At December 31, 2000, each Fund of the Corporation had an approximate net capital loss carryforward as follows: $96,000 in the Growth and Income Fund, all of which expires in 2008; $100,000 in the Long-Term Growth Fund, all of which expires in 2008; and $195,000 in the All-Equity Fund, all of which expires in 2008. These amounts will be available to offset like amounts of any future taxable gains.

<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury QA Strategy Growth and Income Fund,
Mercury QA Strategy Long-Term Growth Fund, and
Mercury QA Strategy All-Equity Fund
(The Funds constituting Mercury QA Strategy Series, Inc.):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund, and Mercury QA Strategy All-Equity Fund as of December 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian, brokers and the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund, and Mercury QA Strategy All-Equity Fund as of December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the period June
2, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2001
</AUDIT-REPORT>


December 31, 2000
Mercury QA Strategy Series, Inc.



IMPORTANT TAX INFORMATION
(UNAUDITED)

The following information summarizes all per share distributions paid by Growth and Income Fund and Long-Term Growth Fund of Mercury QAStrategy Series, Inc. during the period June 2, 2000 to December 31, 2000.

Growth and Income Fund
                                         Interest        Non-
                           Qualifying      from       Qualifying      Total
      Record    Payable     Ordinary     Federal       Ordinary      Ordinary
       Date       Date      Income*    Obligations      Income        Income
Class I Shares:
     12/19/00   12/26/00     $.002530     $.032278     $.078384     $.113192
Class A Shares:
     12/19/00   12/26/00     $.002310     $.029478     $.071586     $.103374
Class B Shares:
     12/19/00   12/26/00     $.001639     $.020906     $.050770     $.073315
Class C Shares:
     12/19/00   12/26/00     $.001617     $.020627     $.050093     $.072337


Long-Term Growth Fund
                                          Interest       Non-
                            Qualifying      from      Qualifying      Total
      Record    Payable      Ordinary     Federal      Ordinary      Ordinary
       Date       Date       Income*    Obligations     Income        Income
Class I Shares:
     12/19/00   12/26/00     $.004017     $.019898     $.048879     $.072794
Class A Shares:
     12/19/00   12/26/00     $.003354     $.016614     $.040813     $.060781
Class BShares:
     12/19/00   12/26/00     $.001456     $.007212     $.017715     $.026383
Class C Shares:
     12/19/00   12/26/00     $.001699     $.008418     $.020681     $.030798


*The qualifying ordinary income qualifies for the dividends received deduction for corporations.
The law varies in each state as to whether and what percentage of dividend income is attributable to the Federal obligations and is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.
Please retain this information for your records.



December 31, 2000
Mercury QA Strategy Series, Inc.


OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Marc C. Cozzolino, Secretary

Custodian
The Chase Manhattan Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


Jack B. Sunderland and Arthur Zeikel, Directors of Mercury QA
Strategy Series, Inc., have recently retired. The Fund's Board of
Directors wishes Messrs. Sunderland and Zeikel well in their retirements.